Property, plant and equipment - Disclosure of useful economic lives of property, plant and equipment (Details)	12 Months Ended
Mar. 31, 2022
Weighted average | Freehold and leasehold buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	41 years
Weighted average | Electricity transmission plant and wires
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	31 years
Weighted average | Electricity distribution plant
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	45 years
Weighted average | Electricity generation plant
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	12 years
Weighted average | Interconnector plant and other
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	32 years
Weighted average | Gas plant – mains, services and regulating equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	55 years
Weighted average | Gas plant – storage
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	12 years
Weighted average | Gas plant – meters
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	24 years
Weighted average | Motor vehicles and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	5 years
UK | Bottom of range | Electricity distribution plant
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	3 years
UK | Bottom of range | Interconnector plant and other
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	5 years
UK | Bottom of range | Gas plant – storage
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	5 years
UK | Bottom of range | Gas plant – meters
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	7 years
UK | Top of range | Freehold and leasehold buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	60 years
UK | Top of range | Electricity transmission plant and wires
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	100 years
UK | Top of range | Electricity distribution plant
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	99 years
UK | Top of range | Interconnector plant and other
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	60 years
UK | Top of range | Gas plant – storage
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	40 years
UK | Top of range | Gas plant – meters
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	30 years
UK | Top of range | Motor vehicles and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	30 years
US | Bottom of range | Electricity transmission plant and wires
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	45 years
US | Bottom of range | Electricity distribution plant
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	35 years
US | Bottom of range | Electricity generation plant
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	20 years
US | Bottom of range | Interconnector plant and other
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	5 years
US | Bottom of range | Gas plant – mains, services and regulating equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	47 years
US | Bottom of range | Gas plant – storage
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	12 years
US | Bottom of range | Gas plant – meters
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	14 years
US | Top of range | Freehold and leasehold buildings
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	100 years
US | Top of range | Electricity transmission plant and wires
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	80 years
US | Top of range | Electricity distribution plant
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	85 years
US | Top of range | Electricity generation plant
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	93 years
US | Top of range | Interconnector plant and other
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	50 years
US | Top of range | Gas plant – mains, services and regulating equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	80 years
US | Top of range | Gas plant – storage
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	65 years
US | Top of range | Gas plant – meters
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	40 years
US | Top of range | Motor vehicles and office equipment
Disclosure of detailed information about property, plant and equipment [line items]
Useful economic life, property, plant and equipment	26 years